Direct Dial: 216.348.5411

E-mail: mmeaney@mcdonaldhopkins.com

June 6, 2008

Securities and Exchange Commission

Washington, DC  20549

Re:

Ancora Trust Registration Nos. 811-21418 and 333-108196

Ladies and Gentlemen:

Enclosed is Post-Effective Amendment No. 6 to the Form N-1A Registration Statement of Ancora Trust which we are filing pursuant to SEC Rule 485(a)(2).  The purpose of the Amendment is to add a new series, Ancora MicroCap Fund, and to delete references to Ancora Homeland Security Fund, which is to be liquidated.

Very truly yours,

Michael J. Meaney

Enclosure

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